Parent Company Only condensed Financial Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net profit (loss)	$ (12,359)	$ 2,596	$ 795
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	2,207	(1,575)	(1,491)
Other comprehensive loss, net of tax of nil:	2,207	(1,575)	(1,491)
Comprehensive income (loss)	(10,152)	1,021	(696)
Comprehensive income (loss) attributable to the Company's ordinary shareholders	(10,450)	1,751	823
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net profit (loss)	(19,525)		(306)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	2,119	(1,477)	(1,288)
Comprehensive income (loss)	(10,450)	1,751	823
Comprehensive income (loss) attributable to the Company's ordinary shareholders	$ (10,450)	$ 1,751	$ 823